Derivative financial instruments	3 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of derivative financial instruments [text block]
22. Derivative financial instruments
Derivative financial instruments: forward agreements
The Group’s operations are in various foreign currencies and consequently are exposed to foreign currency risk. As a consequence, the Group uses derivative instruments, delivery and non-delivery currency forward contracts and future contracts, to reduce the volatility of earnings and cash flows, caused by the exchange rate variation in which dLocal is exposed on the conversion of local currency into the settlement currency (usually US dollars). All outstanding derivatives are recognized in the Group’s consolidated statement of financial position at fair value and the impacts are recognized on profit or loss, as shown on the tables below.
The Group uses foreign exchange forward contracts to manage some of its transaction exposures. The spot element of foreign exchange forward contracts is designated as hedging instruments in fair value hedges and are entered into for periods consistent with foreign currency exposure of the underlying transactions, generally from one to 12 months.

Transaction	Type Contract	Notional amount in US$ as of June 30, 2026	Outstanding balance as of At June 30, 2026 - Derivative financial assets / (liabilities)	Notional amount in US$ as of December 31, 2025	Outstanding balance as of December 31, 2025 - Derivative financial assets / (liabilities)
Assets
Buy EUR
US Dollar	Future Contract	—	—	5,698	21
Buy US$
Indian Rupee	Non-delivery forwards	—	—	3,475	16
United Arab Emirates Dirham	Forward	—	—	900	—
Argentine Peso	Futures Contract	—	—	4,300	11
Peso filipino	Non-delivery forwards	—	—	4,500	4
Chilean Peso	Forward	8,288	2	—	—
Baht tailandés	Forward	4,793	84	—	—
West African CFA franc	Non-delivery forwards	1,000	19	—	—
Sell EUR
US Dollar	Forward	(14,854)	—	(15,294)	3
Sell US$
Brazilian Real	Non-delivery forwards	(9,062)	15	(10,961)	85
Turkish Lira	Forward	(7,027)	11	—	—
Southafrican Rand	Forward	(7,028)	38	—	—
Total			169		140
Liabilities
Buy EUR
US Dollar	Forward	38,658	(23)	31,874	(45)
US Dollar	Futures Contract	5,656	(73)	—	—
Buy US$

Transaction	Type Contract	Notional amount in US$ as of June 30, 2026	Outstanding balance as of At June 30, 2026 - Derivative financial assets / (liabilities)	Notional amount in US$ as of December 31, 2025	Outstanding balance as of December 31, 2025 - Derivative financial assets / (liabilities)
Turkish Lira	Forward	14,220	(114)	1,533	(31)
Moroccan Dirham	Forward	8,468	—	8,740	(167)
South African Rand	Forward	13,480	(73)	5,064	(27)
Brazilian Real	Non-delivery forwards	15,700	(99)	7,929	(142)
Egyptian Pound	Non-delivery forwards	16,834	(1,251)	12,908	(379)
Indian Rupee	Non-delivery forwards	6,294	(106)	—	—
Nigerian Naira	Non-delivery forwards	6,138	(20)	4,759	(179)
Pakistani Rupee	Non-delivery forwards	4,012	(77)	4,193	(30)
Vietnamese Dong	Non-delivery forwards	3,786	(89)	5,000	(48)
Saudi Riyal	Forward	—	—	4,504	(5)
Mexican Peso	Forward	—	—	5,407	(132)
Thai Baht	Forward	—	—	2,887	(8)
Mexican Peso	Futures Contract	—	—	10,864	(176)
Chilean Peso	Forward	—	—	27,128	(198)
Sell US$
Argentine Peso	Futures Contract	(2,000)	(3)	—	—

Total			(1,928)		(1,567)

	Six months ended		Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Net gain/(loss) on foreign currency forwards recognized in ‘Costs of Services’ (Note 6)	(421)	(1,336)	(2,650)	1,037
Net loss on foreign currency forwards recognized in ‘Finance Costs’ (Note 11)	(3,632)	(3,591)	(2,932)	(3,177)
(i) Classification of derivatives
Derivatives are financial instruments entered into only for economic hedging purposes and not contracted as speculative investments. However, where derivatives do not meet the hedge accounting criteria, they are classified as ‘held for trading’ for accounting purposes and are accounted for at fair value through profit or loss. The full fair value of hedging derivatives is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months, otherwise they are classified as a current asset or liability. Derivatives held for trading are classified as a current asset or liability.